Pacer PE/VC ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 88.8%	Shares	Value
Communication Services - 13.8%
Alphabet, Inc. - Class A	493	$94,607
AST SpaceMobile, Inc. (a)	1	53
AT&T, Inc.	189	5,181
Charter Communications, Inc. - Class A (a)	3	808
Comcast Corp. - Class A	105	3,489
Frontier Communications Parent, Inc. (a)	1	37
Liberty Global Ltd. - Class A (a)	2	20
Meta Platforms, Inc. - Class A	118	91,266
Millicom International Cellular SA	1	40
Netflix, Inc. (a)	53	61,448
ROBLOX Corp. - Class A (a)	87	11,988
Spotify Technology SA (a)	21	13,157
Take-Two Interactive Software, Inc. (a)	25	5,568
T-Mobile US, Inc.	13	3,099
Verizon Communications, Inc.	111	4,747
Walt Disney Co.	35	4,169
		299,677

Consumer Discretionary - 6.0%
Airbnb, Inc. - Class A (a)	65	8,607
Amazon.com, Inc. (a)	189	44,247
Booking Holdings, Inc.	1	5,504
Chipotle Mexican Grill, Inc. (a)	25	1,072
DoorDash, Inc. - Class A (a)	54	13,514
General Motors Co.	18	960
Hilton Worldwide Holdings, Inc.	4	1,072
Home Depot, Inc.	20	7,350
Lowe's Cos., Inc.	11	2,459
Marriott International, Inc. - Class A	5	1,319
McDonald's Corp.	13	3,901
MercadoLibre, Inc. (a)	6	14,243
NIKE, Inc. - Class B	22	1,643
O'Reilly Automotive, Inc. (a)	17	1,671
Ross Stores, Inc.	6	819
Starbucks Corp.	22	1,962
Tesla Motors, Inc. (a)	56	17,263
TJX Cos., Inc.	20	2,491
		130,097

Consumer Staples - 3.5%
Altria Group, Inc.	55	3,407
Church & Dwight Co., Inc.	6	563
Coca-Cola Co.	136	9,233
Colgate-Palmolive Co.	27	2,264
Constellation Brands, Inc. - Class A	4	668
Costco Wholesale Corp.	9	8,457
General Mills, Inc.	13	637
Hershey Co.	3	558
Kellanova	7	559
Kenvue, Inc.	40	858
Keurig Dr Pepper, Inc.	26	849
Kimberly-Clark Corp.	11	1,371
Kroger Co.	15	1,051
Mondelez International, Inc. - Class A	43	2,782
Monster Beverage Corp. (a)	24	1,410
PepsiCo, Inc.	45	6,206
Philip Morris International, Inc.	44	7,218
Procter & Gamble Co.	77	11,586
Sysco Corp.	12	955
Target Corp.	9	904
The Kraft Heinz Co.	22	604
Walmart, Inc.	153	14,991
		77,131

Energy - 1.5%
Baker Hughes Co.	15	676
Cheniere Energy, Inc.	5	1,179
Chevron Corp.	44	6,672
ConocoPhillips	28	2,669
Diamondback Energy, Inc.	3	446
EOG Resources, Inc.	11	1,320
EQT Corp.	9	484
Expand Energy Corp.	3	314
Exxon Mobil Corp.	99	11,052
Kinder Morgan, Inc.	44	1,235
Marathon Petroleum Corp.	7	1,191
Occidental Petroleum Corp.	12	527
ONEOK, Inc.	14	1,150
Phillips 66	9	1,112
Schlumberger Ltd.	20	676
Targa Resources Corp.	4	666
Valero Energy Corp.	5	687
Williams Cos., Inc.	27	1,619
		33,675

Financials - 14.2%
American Express Co.	16	4,789
Bank of America Corp.	207	9,785
Berkshire Hathaway, Inc. - Class B (a)	90	42,469
Blackrock, Inc.	3	3,318
Blackstone, Inc.	15	2,594
Charles Schwab Corp.	34	3,323
Chubb Ltd.	8	2,128
Citigroup, Inc.	37	3,467
CME Group, Inc.	7	1,948
Coinbase Global, Inc. - Class A (a)	31	11,711
Fidelity National Information Services, Inc.	70	5,559
Fiserv, Inc. (a)	15	2,084
Goldman Sachs Group, Inc.	9	6,512
Intercontinental Exchange, Inc.	12	2,218
JPMorgan Chase & Co.	84	24,884
KKR & Co., Inc.	15	2,199
Marsh & McLennan Cos., Inc.	10	1,992
Mastercard, Inc. - Class A	119	67,410
Moody's Corp.	4	2,063
Morgan Stanley	37	5,271
PayPal Holdings, Inc. (a)	28	1,925
Progressive Corp.	17	4,115
Robinhood Markets, Inc. - Class A (a)	109	11,232
S&P Global, Inc.	16	8,818
Visa, Inc. - Class A	203	70,130
Wells Fargo & Co.	93	7,499
		309,443

Health Care - 3.9%
Abbott Laboratories	55	6,940
AbbVie, Inc.	24	4,536
Agilent Technologies, Inc.	6	689
Amgen, Inc.	7	2,066
Becton Dickinson & Co.	6	1,069
Boston Scientific Corp. (a)	43	4,511
Cencora, Inc.	4	1,144
Centene Corp. (a)	9	235
Cigna Group	6	1,604
CVS Health Corp.	27	1,677
Danaher Corp.	23	4,535
DexCom, Inc. (a)	8	646
Edwards Lifesciences Corp. (a)	12	952
Elevance Health, Inc.	5	1,415
Eli Lilly & Co.	11	8,141
GE HealthCare Technologies, Inc.	8	570
Gilead Sciences, Inc.	13	1,460
HCA Healthcare, Inc.	4	1,416
Humana, Inc.	2	500
IDEXX Laboratories, Inc. (a)	2	1,069
Intuitive Surgical, Inc. (a)	11	5,292
Johnson & Johnson	32	5,272
Medtronic PLC	26	2,346
Merck & Co., Inc.	34	2,656
Natera, Inc. (a)	3	401
Pfizer, Inc.	69	1,607
ResMed, Inc.	3	816
STERIS PLC	2	453
Stryker Corp.	12	4,713
Thermo Fisher Scientific, Inc.	13	6,080
UnitedHealth Group, Inc.	29	7,237
Veeva Systems, Inc. - Class A (a)	3	853
Vertex Pharmaceuticals, Inc. (a)	3	1,371
		84,272

Industrials - 7.3%
3M Co.	15	2,238
Automatic Data Processing, Inc.	73	22,594
Boeing Co. (a)	37	8,208
Caterpillar, Inc.	24	10,512
Cintas Corp.	10	2,226
Copart, Inc. (a)	135	6,120
Cummins, Inc.	3	1,103
Deere & Co.	13	6,817
Eaton Corp. PLC	20	7,694
GE Vernova, Inc.	4	2,641
General Electric Co.	49	13,283
Honeywell International, Inc.	34	7,560
Lockheed Martin Corp.	6	2,526
Parker-Hannifin Corp.	4	2,928
RTX Corp.	62	9,769
Trane Technologies PLC	6	2,628
Uber Technologies, Inc. (a)	377	33,082
Union Pacific Corp.	31	6,881
United Parcel Service, Inc. - Class B	21	1,809
Verisk Analytics, Inc.	20	5,574
Waste Management, Inc.	10	2,292
		158,485

Information Technology - 36.6%(b)
Accenture PLC - Class A	114	30,449
Adobe, Inc. (a)	77	27,542
Advanced Micro Devices, Inc. (a)	69	12,165
Analog Devices, Inc.	1	225
Apple, Inc.	236	48,987
Applied Materials, Inc.	35	6,302
AppLovin Corp. - Class A (a)	43	16,800
Arista Networks, Inc. (a)	3	370
Atlassian Corp. - Class A (a)	24	4,603
Autodesk, Inc. (a)	30	9,093
Broadcom, Inc.	157	46,111
Cadence Design System, Inc. (a)	38	13,854
Cisco Systems, Inc.	171	11,642
Crowdstrike Holdings, Inc. (a)	37	16,819
Fair Isaac Corp. (a)	3	4,310
Fortinet, Inc. (a)	95	9,490
International Business Machines Corp.	167	42,276
Intuit, Inc.	51	40,042
Microsoft Corp.	175	93,362
MicroStrategy, Inc. - Class A (a)	34	13,663
NVIDIA Corp.	320	56,918
Oracle Corp.	286	72,578
Palantir Technologies, Inc. - Class A (a)	405	64,132
Palo Alto Networks, Inc. (a)	121	21,006
Qualcomm, Inc.	47	6,898
Roper Technologies, Inc.	15	8,256
salesforce.com, Inc.	175	45,208
ServiceNow, Inc. (a)	38	35,839
Snowflake, Inc. - Class A (a)	50	11,175
Synopsys, Inc. (a)	22	13,936
Texas Instruments, Inc.	39	7,061
Workday, Inc. - Class A (a)	30	6,881
		797,993

Materials - 1.4%
Air Products & Chemicals, Inc.	8	2,303
Corteva, Inc.	27	1,948
Dow, Inc.	22	512
Ecolab, Inc.	11	2,879
Freeport-McMoRan, Inc.	57	2,294
International Paper Co.	14	654
Linde PLC	20	9,205
Martin Marietta Materials, Inc.	2	1,150
Newmont Goldcorp Corp.	45	2,795
Nucor Corp.	6	858
PPG Industries, Inc.	9	950
Sherwin-Williams Co.	10	3,309
Smurfit WestRock PLC	15	666
Steel Dynamics, Inc.	4	510
Vulcan Materials Co.	5	1,373
		31,406

Utilities - 0.6%
American Electric Power Co., Inc.	9	1,018
Constellation Energy Corp.	5	1,739
Dominion Energy, Inc.	15	877
Duke Energy Corp.	15	1,825
Exelon Corp.	18	809
NextEra Energy, Inc.	39	2,771
Sempra	10	817
Southern Co.	21	1,984
Vistra Corp.	6	1,251
		13,091
TOTAL COMMON STOCKS (Cost $1,790,292)		1,935,270

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Real Estate - 0.3%
American Tower Corp.	9	1,876
Equinix, Inc.	2	1,570
Prologis, Inc.	18	1,922
Welltower, Inc.	12	1,981
		7,349
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,444)		7,349

TOTAL INVESTMENTS - 89.1% (Cost $1,797,736)		1,942,619
Other Assets in Excess of Liabilities - 10.9%		237,097
TOTAL NET ASSETS - 100.0%		$2,179,716
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Pacer PE/VC ETF
Schedule of Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
EA1924CCO Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	08/04/2025	$ 897,759	$8,854
EA1925CCO Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	08/04/2025	2,157,916	14,987
Net Unrealized Appreciation (Depreciation)							$23,841

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

SOFR - Secured Overnight Financing Rate was 4.39% as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer PE/VC ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,935,270	$–	$–	$1,935,270
Real Estate Investment Trusts - Common	7,349	–	–	7,349
Total Investments	$1,942,619	$–	$–	$1,942,619

Other Financial Instruments:
Total Return Swaps*	$23,841	$–	$–	$23,841
Total Other Financial Instruments	$23,841	$–	$–	$23,841

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.